CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₨ in Millions, $ in Millions		INR (₨)	USD ($) [2]	Share capital[member] INR (₨)	Share capital[member] USD ($)	Share premium [member] INR (₨)	Share premium [member] USD ($)	Fair value reserve [member] INR (₨)	Fair value reserve [member] USD ($)	Foreign currency translation reserve [member] INR (₨)	Foreign currency translation reserve [member] USD ($)	Hedging reserve [member] INR (₨)	Hedging reserve [member] USD ($)	Retained Earnings [Member] INR (₨)	Retained Earnings [Member] USD ($)	Actuarial gains/ (losses) [Member] INR (₨)	Actuarial gains/ (losses) [Member] USD ($)	share based payments Reserve [member] INR (₨)	share based payments Reserve [member] USD ($)	Capital redemption reserve [Member] INR (₨)	Capital redemption reserve [Member] USD ($)
Beginning Balance at Mar. 31, 2015		₨ 111,302		₨ 852		₨ 22,178		₨ 1,141		₨ 4,455		₨ (1,765)		₨ 83,495		₨ (283)		₨ 1,081		₨ 148
Total comprehensive income
Profit for the year		20,013		0		0		0		0		0		20,013		0		0		0
Net change in fair value of available for sale financial instruments, net of tax expense/(benefit)		(107)		0		0		(107)		0		0		0		0		0		0
Foreign currency translation adjustments, net of tax expense/(benefit)		(31)		0		0		0		(31)		0		0		0		0		0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		943		0		0		0		0		943		0		0		0		0
Actuarial gain/(loss) on post-employment benefit obligations, net of tax expense/(benefit)		(121)		0		0		0		0		0		0		(121)		0		0
Total comprehensive income		20,697		0		0		(107)		(31)		943		20,013		(121)		0		0
Contributions and distributions
Issue of equity shares on exercise of options		1		1		423		0		0		0		0		0		(423)		0
Share-based payment expense		442		0		0		0		0		0		0		0		442		0
Dividend paid (including corporate dividend tax)		(4,106)		0		0		0		0		0		(4,106)		0		0		0
Total contributions and distributions		(3,663)		1		423		0		0		0		(4,106)		0		19		0
Changes in ownership interests		0		0		0		0		0		0		0		0		0		0
Total transactions with owners of the Company		(3,663)		1		423		0		0		0		(4,106)		0		19		0
Ending Balance at Mar. 31, 2016		128,336		853		22,601		1,034		4,424		(822)		99,402		(404)		1,100		148
Total comprehensive income
Profit for the year		12,039		0		0		0		0		0		12,039		0		0		0
Net change in fair value of available for sale financial instruments, net of tax expense/(benefit)		1,710		0		0		1,710		0		0		0		0		0		0
Foreign currency translation adjustments, net of tax expense/(benefit)		(191)		0		0		0		(191)		0		0		0		0		0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		908		0		0		0		0		908		0		0		0		0
Actuarial gain/(loss) on post-employment benefit obligations, net of tax expense/(benefit)		(25)		0		0		0		0		0		0		(25)		0		0
Total comprehensive income		14,441		0		0		1,710		(191)		908		12,039		(25)		0		0
Contributions and distributions
Issue of equity shares on exercise of options		1		1		452		0		0		0		0		0		(452)		0
Buyback of equity shares	[1]	(15,694)		(25)		(15,669)		0		0		0		0		0		0		0
Share-based payment expense		350		0		0		0		0		0		0		0		350		0
Dividend paid (including corporate dividend tax)		(3,390)		0		0		0		0		0		(3,390)		0		0		0
Transfer to capital redemption reserve		0		0		(25)		0		0		0		0		0		0		25
Total contributions and distributions		(18,733)		(24)		(15,242)		0		0		0		(3,390)		0		(102)		25
Changes in ownership interests		0		0		0		0		0		0		0		0		0		0
Total transactions with owners of the Company		(18,733)		(24)		(15,242)		0		0		0		(3,390)		0		(102)		25
Ending Balance at Mar. 31, 2017		124,044		829		7,359		2,744		4,233		86		108,051		(429)		998		173
Total comprehensive income
Profit for the year		9,806	$ 151	0		0		0		0		0		9,806		0		0		0
Net change in fair value of available for sale financial instruments, net of tax expense/(benefit)		(3,790)		0		0		(3,790)		0		0		0		0		0		0
Foreign currency translation adjustments, net of tax expense/(benefit)		(49)		0		0		0		(49)		0		0		0		0		0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		(41)		0		0		0		0		(41)		0		0		0		0
Actuarial gain/(loss) on post-employment benefit obligations, net of tax expense/(benefit)		27		0		0		0		0		0		0		27		0		0
Total comprehensive income		5,953	91	0		0		(3,790)		(49)		(41)		9,806		27		0		0
Contributions and distributions
Issue of equity shares on exercise of options		1		1		431		0		0		0		0		0		(431)		0
Share-based payment expense		454		0		0		0		0		0		0		0		454		0
Dividend paid (including corporate dividend tax)		(3,992)		0		0		0		0		0		(3,992)		0		0		0
Total contributions and distributions		(3,537)		1		431		0		0		0		(3,992)		0		23		0
Changes in ownership interests		0		0		0		0		0		0		0		0		0		0
Total transactions with owners of the Company		(3,537)		1		431		0		0		0		(3,992)		0		23		0
Ending Balance at Mar. 31, 2018		₨ 126,460	$ 1,942	₨ 830	$ 13	₨ 7,790	$ 120	₨ (1,046)	$ (16)	₨ 4,184	$ 64	₨ 45	$ 1	₨ 113,865	$ 1,749	₨ (402)	$ (6)	₨ 1,021	$ 16	₨ 173	$ 3

[1]	Refer to Note 15 of these consolidated financial statements.
[2]	Unaudited convenience translation into U.S.$(See Note 2(d))